Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding beginning balance	2,689,935	0
Number of options, Granted	814,200	3,052,355
Number of options, Exercised	(1,385,310)	(308,443)
Number of options, Cancelled or forfeited	(136,184)	(53,977)
Number of options, Outstanding ending balance	1,982,641	2,689,935
Number of options, Exercisable	406,894	1,637,156
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price, Outstanding beginning balance	$ 0.59	$ 0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	3.3	0.59
Weighted-average exercise price, Exercised	0.59	0.59
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	0.59	0.59
Weighted-average exercise price, Outstanding ending balance	1.7	0.59
Weighted-average exercise price, Exercisable	$ 0.59	$ 0.59
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Weighted-average remaining contractual term (years), Outstanding	9 years 1 month 6 days	9 years 6 months
Weighted-average remaining contractual term (years), Exercisable	8 years 9 months 18 days	9 years 4 months 24 days
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value, Outstanding beginning balance	$ 767
Aggregate intrinsic value, Exercised		$ 88
Aggregate intrinsic value, Outstanding ending balance	1,192	767
Aggregate intrinsic value, Exercisable	$ 415	$ 467